INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Deferred Tax Assets and Liabilities

The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax assets
Net operating loss carryforward	$21,990
Startup/ Organizational Expenses	43,197
Unrealized gain on marketable securities	(20,625)

Total deferred tax assets	44,562
Valuation Allowance	(44,562)

Deferred tax assets, net of allowance	$—

Component of the Income Tax Expense

The provision for income taxes consists of the following:

December 31, 2020
Federal
Current	$—
Deferred	(44,562)
State and Local
Current	—
Deferred	—

Change in valuation allowance	44,562

Income tax provision	$—

Schedule of reconciliation of federal income tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

December 31, 2020
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Business combination	(0.5)%
Change in fair value of warrant liability	(19.8)%
Offering costs allocated to warrant liability	(0.6)%
Valuation allowance	(0.1)%

Income tax provision	0.0%

LCP Edge Intermediate, Inc. [Member]
Schedule of Deferred Tax Assets and Liabilities

The components of the deferred tax assets are as follows for the years ended December 31, 2020 and 2019:

(in thousands):	2020	2019
Deferred tax assets
State taxes	$19	$93
Accrued expenses	1,318	283
Inventories	2,421	2,168
Unfavorable Leasehold Interest	—	107
Accounts receivable	499	184
Section 163(j) Limitation	2,426	2,346
Net Operating Loss Carryforwards	423	107
Other	54

Total deferred tax assets	7,160	5,288
Deferred tax liabilities
Goodwill and intangibles	(7,761)	(11,323)
Prepaid expenses	(166)	(303)
Property and equipment	(2,541)	(1,720)

Total deferred tax liabilities	(10,468)	(13,346)
Valuation allowance	(409)	—

Net deferred tax liability	$(3,717)	$(8,058)

Component of the Income Tax Expense

The federal, state and foreign component of the income tax expense (benefit) are summarized as follows for each of the three years in the period ended December 31, 2020:

(in thousands)	2020	2019	2018
Current:
Federal	$(5,760)	$2,294	$2,404
State	79	305	938
Foreign	579	755	—

Total current tax expense (benefit)	(5,102)	3,354	3,342
Deferred:
Federal	(2,690)	(3,118)	(2,425)
State	(1,499)	(1,387)	(502)
Foreign	(17)	(146)	(88)

Total deferred tax benefit	(4,206)	(4,651)	(3,015)

Total tax (benefit) expense	$(9,308)	$(1,297)	$327

Summary of Domestic and Foreign Components of Net Income (Loss) Before Income Taxes

The following table presents domestic and foreign components of net income (loss) before income taxes is as follows for each of the three years in the period ended December 31, 2020.

(in thousands)	2020	2019	2018
Domestic	$(40,135)	$(5,615)	$784
Foreign	1,652	2,680	(774)

Total net income (loss) before taxes	$(38,483)	$(2,935)	$10

Effective Income Tax Rate

The effective tax rate of the provision for income tax differs from the federal statutory rate as follows for each of the three years in the period ended December 31, 2020:

	2020		2019		2018
Federal statutory income tax rate	(8,081)	21.0%	(616)	21.0%	2	21.0%
State taxes, net of federal benefit	(1,155)	3.0	(337)	11.5	56	560.0
Incentive Stock Compensation	76	(0.2)	45	(1.5)	13	130.0
Meals and Entertainment	79	(0.2)	135	(4.6)	51	510.0
GILTI	—	—	708	(24.1)	—	—
Section 250 Deduction	—	—	(486)	16.6	—	—
Foreign Tax Credit	—	—	(62)	2.1	—	—
Foreign Rate Differential	(6)	—	88	(3.0)	36	360.0
R&D Credit	(79)	0.2	—	—	—	—
State Rate Change, net of federal effect	(465)	1.2	(429)	14.6	227	2,270.0
Tax Cuts and Jobs Act Benefit	—	—	—	—	(251)	(2,510.0)
Change in valuation allowance	409	(1.1)	—	—	—	—
Other	(86)	0.2	(343)	11.7	192	1,920

Provision for taxes	(9,308)	24.1%	(1,297)	44.2%	327	3,261%

Significant Components of the Deferred Tax Liabilities

Our net deferred tax liability as presented in our consolidated balance sheet consist of the following items (in thousands):

(in thousands):	2020	2019
Deferred tax assets	$270	$232
Deferred tax liabilities	(3,987)	(8,290)

Net deferred tax liability	$(3,717)	$(8,058)

Schedule of Reconciliation of the beginning and ending balances of unrecognized tax benefits

A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows for the year ended December 31, 2020:

(in thousands)	2020
Unrecognized tax benefits at beginning of period	$—
Increases for tax positions in prior periods	235
Decreases for tax positions in prior periods	—
Increases for tax positions in current period	35
Settlements/statute expirations	—

Unrecognized tax benefits at end of period	$270